Financial Instruments - Summary of Company's Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Credit Risk Exposure [Line Items]
Cash and cash equivalents	$ 134	$ 186	$ 157
Short term investments	38	48
Accounts receivable arising from sales of metal concentrates	58	113
Credit Risk [member]
Disclosure of Credit Risk Exposure [Line Items]
Cash and cash equivalents	134	186
Short term investments	38	48
Accounts receivable arising from sales of metal concentrates	58	110
Other current and non-current financial assets	29	29
Current and non-current derivative assets	4	3
Accrued interest receivable	9	4
Credit exposure	$ 272	$ 380